QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-21072
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD INSURANCE TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                            Thomas S. Harman, Esquire
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                  (888)826-2520
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                        -------------------------------

                      Date of reporting period: 03/31/2007
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Insurance Trust

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

CSI Equity Portfolio

                            CSI EQUITY PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                           March 31, 2007 (unaudited)

 Number                                                    Market
of
 Shares                   Description                       Value
---------         -----------------------------          ------------

           COMMON STOCKS:                        93.21%

           BANKING:                              13.70%

                                                         $
  23,600   Banco De Santander  ADR                       420,788

   8,200   Bank America                                  418,364

   9,600   Danske Bank AS                                424,320

   7,600   DBS Group Holdings ADR                        428,451

   4,800   HSBC Holdings ADR                             421,488

   2,500   National Australia Bank                       407,125

   7,500   Wachovia Corp.                                412,875

  12,100   Wells Fargo & Co.                             416,603
                                                         ------------

                                                                       3,350,014
                                                         ------------

           BEVERAGES:                             3.28%
   7,700   Anheuser Busch Cos.                               388,542
   6,500   Pepsico Inc.                                      413,140
                                                         ------------
                                                                         801,682
                                                         ------------

           COMPUTER AND PERIPHERALS:              1.67%
  16,000   Cisco Systems, Inc.                               408,480
                                                         ------------

           COMPUTER SOFTWARE/SERVICES:            4.82%
   7,700   Infosys Technologies Limited-SP ADR               386,925
  13,700   Microsoft Corp.                                   381,819
   9,200   SAP ADR                                           410,780
                                                         ------------
                                                                       1,179,524
                                                         ------------

           DRUG AND MEDICAL:                      9.90%
   7,700   Abbott Laboratories                               429,660
   7,300   Amgen, Inc.                                       407,924
   7,000   Johnson & Johnson                                 421,820
   7,400   Novartis AG                                       404,262
  13,400   Pfizer Inc.                                       338,484
   5,200   Wellpoint Healt Net                               421,720
                                                         ------------
                                                                       2,423,870
                                                         ------------

           ELECTRONICS/EQUIPMENT:                 6.77%
   7,700   Canon Inc. ADR                                    413,336
   9,700   Emerson Electric Co.                              417,973
  11,700   General Electric Corp.                            413,712
   8,400   Medtronic Inc.                                    412,104
                                                         ------------
                                                                       1,657,125
                                                         ------------

           FINANCIAL:                             3.40%
   6,200   American International                            416,764
   6,400   State Street Corp                                 414,400
                                                         ------------
                                                                         831,164
                                                         ------------
           FOOD:                                  5.19%
   5,500   Diageo PLC ADR                                    445,225
   4,300   Nestle S.A. ADR                                   416,730
   8,000   William Wrigley Jr. Company                       407,440
                                                         ------------
.. 1,269,395
                                                         ------------

           HOUSEHOLD:                             3.37%
   1,400   Kao Corporation ADR                               409,062
   6,600   Proctor & Gamble                                  416,856
                                                         ------------
                                                                         825,918
                                                         ------------

           MANUFACTURING:                         4.94%
   8,000   Dupont EI                                         395,440
   5,200   3M Co.                                            397,436
   6,400   United Technologies                               416,000
                                                         ------------
                                                                       1,208,876
                                                         ------------

           MATERIALS:                             1.94%
   9,800   BHP Billiton LTD ADR                              474,810
                                                         ------------


           MULTI-MEDIA:                           1.69%
  12,000   Walt Disney Co.                                   413,160
                                                         ------------

           OIL:                                  10.80%
   4,200   BASF AG - ADR                                     472,164
   6,500   BP PLC - Spons ADR                                420,875
   6,000   Chevron Corp.                                     443,760
   6,100   Conocophillips                                    416,935
   6,700   Schlumberger Ltd.                                 462,970
   6,100   Total Fina ADR                                    425,658
                                                         ------------
.. 2,642,362
                                                         ------------

           RETAIL:                                8.02%
   7,700   Costco Wholesale                                  414,568
   9,800   Home Depot Inc.                                   360,052
   4,000   Nike, Inc. Class B                                425,040
  16,000   Staples, Inc.                                     413,440
   7,400   Walmart                                           347,430
                                                         ------------
                                                                       1,960,530
                                                         ------------

           TELECOMMUNICATIONS:                    3.69%
  10,800   China Telecom Ltd Adr                             484,380
   8,700   Hutchison Whampoa ADR                             418,341
                                                         ------------
                                                                         902,721
                                                         ------------

           TRANSPORTATION:                        6.48%
   3,800   Fedex Corporation                                 408,234
   5,700   Harley-Davidson                                   334,875
   4,450   Johnson Controls Inc.                             421,059
   3,300   Toyota Motor ADR                                  422,928
                                                         ------------
                                                                       1,587,096
                                                         ------------

           UTILITIES:                             3.58%
   9,500   EON AG ADR                                        429,020
   7,300   FPL Group                                         446,541
                                                         ------------
                                                                         875,561
                                                         ------------



           Total Securities                      93.21%   22,812,288
           Cash and Cash Equivalents              6.79%    1,663,048
                                                 ------- ------------
           Total Investments                     100.00% $24,475,336
                                                 ======= ============

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Insurance Trust
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: May 25, 2007
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: May 25, 2007
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: May 25, 2007
      ------------------------------------